Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2017	June 30, 2018
Lubricants	$7,604	$8,348
Bunkers	11,741	13,909
Total	$19,345	$22,257